[GRAPHIC]

•	Allmerica Select Life

•	Allmerica Select Inheiritage

•	Allmerica Select SPL

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[GRAPHIC]

Annual Report

DECEMBER 31, 2003

General Information

Officers of Allmerica Financial Life Insurance and Annuity Company (AFLIAC) and First Allmerica Financial Life Insurance Company (FAFLIC)

Mark A. Hug, President and CEO

Edward J. Parry III, Senior Vice President and CFO

J. Kendall Huber, Senior Vice President and General Counsel

John P. Kavanaugh, Vice President and Chief Investment Officer

Mark C. McGivney, Vice President and Treasurer

Charles F. Cronin, Vice President and Secretary

Investment Advisers

A I M Advisors, Inc.

11 Greenway Plaza, Houston, TX 77046

AIM V.I. Aggressive Growth Fund

Alliance Capital Management, L.P.

1345 Avenue of the Americas, New York, NY 10105

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Premier Growth Portfolio

Allmerica Financial Investment Management Services, Inc.

440 Lincoln Street, Worcester, MA 01653

Investment Sub-Advisers

Opus Investment Management, Inc.

440 Lincoln Street, Worcester, MA 01653

Equity Index Fund

Money Market Fund

Select Investment Grade Income Fund

Bank of Ireland Asset Management (U.S.) Ltd.

26 Fitzwilliam Place, Dublin 2, Ireland

75 Holly Hill Lane, Greenwich, CT 06830

Select International Equity Fund

Cramer Rosenthal McGlynn, LLC

520 Madison Avenue, New York, NY 10022

Select Value Opportunity Fund

Jennison Associates LLC

466 Lexington Avenue, New York, NY 10017

Select Growth Fund (Co-Sub-Adviser)

Putnam Investment Management, LLC

One Post Office Square, Boston, MA 02109

Select Growth Fund (Co-Sub-Adviser)

T. Rowe Price Associates, Inc.

100 East Pratt Street, Baltimore, MD 21202

Select Capital Appreciation Fund

Investment Advisers (continued)

Fidelity Management & Research Company

82 Devonshire Street, Boston, MA 02109

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Growth Portfolio

Fidelity VIP High Income Portfolio

Franklin Advisers, Inc.

One Franklin Parkway, San Mateo, CA 94403

FT VIP Franklin Small Cap Fund

Franklin Mutual Advisers, LLC

51 John F. Kennedy Parkway, Short Hills, NJ 07078

FT VIP Mutual Shares Securities Fund

INVESCO Funds Group, Inc.

4350 South Monaco Street, Denver, CO 80217

INVESCO VIF-Health Sciences Fund

Janus Capital Management LLC

100 Fillmore Street, Denver, CO 80206

Janus Aspen Growth Portfolio

T. Rowe Price International, Inc.

100 East Pratt Street, Baltimore, MD 21202

T. Rowe Price International Stock Portfolio

One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

Product Performance Summary

Allmerica Select Life (AFLIAC)

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Select Life sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

			Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust

AIT Equity Index Fund	9/28/90	5/1/01	26.80%	-1.64%	9.73%	-4.32%

AIT Money Market Fund	4/29/85	5/1/95	-0.01%	2.81%	3.59%	3.59%

AIT Select Capital Appreciation Fund	4/28/95	4/28/95	38.59%	6.85%	12.00%	11.99%

AIT Select Growth Fund	8/21/92	5/1/95	25.28%	-6.73%	6.31%	6.95%

AIT Select International Equity Fund	5/2/94	5/1/95	26.75%	-1.42%	4.57%	4.95%

AIT Select Investment Grade Income Fund	4/29/85	5/1/95	2.48%	4.88%	5.04%	5.88%

AIT Select Value Opportunity Fund	4/30/93	2/20/98	37.32%	9.28%	10.72%	7.75%

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund	5/1/98	5/1/01	25.66%	0.65%	0.31%	-6.58%

Alliance Variable Products Series Fund, Inc. (Class B)

AllianceBernstein Growth and Income Portfolio	1/14/91	5/1/01	31.13%	4.54%	11.97%	-2.29%

AllianceBernstein Premier Growth Portfolio	6/26/92	5/1/01	22.38%	-5.75%	9.20%	-11.54%

Fidelity Variable Insurance Products Fund

Fidelity VIP Equity-Income Portfolio	10/9/86	5/1/95	29.29%	2.64%	9.98%	9.37%

Fidelity VIP Growth Portfolio	10/9/86	5/1/95	31.79%	-2.11%	8.73%	9.23%

Fidelity VIP High Income Portfolio	9/19/85	5/1/95	26.25%	-1.31%	3.21%	2.99%

Franklin Templeton Variable Insurance Products Trust (Class 2)

FT VIP Franklin Small Cap Fund	11/1/95	5/1/01	36.15%	5.94%	8.84%	-3.96%

FT VIP Mutual Shares Securities Fund	11/8/96	5/1/01	24.15%	7.86%	8.15%	2.64%

INVESCO Variable Investment Funds, Inc.

INVESCO VIF Health Sciences Fund	5/22/97	5/1/01	26.76%	2.11%	8.63%	-1.11%

Janus Aspen Series (Service Shares)

Janus Aspen Growth Portfolio	9/13/93	5/1/01	30.44%	-2.53%	7.87%	-10.31%

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio	3/31/94	8/23/95	29.48%	-2.68%	2.66%	2.17%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Life (FAFLIC)

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Select Life sub-accounts of FAFLIC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

	Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust

AIT Equity Index Fund	9/28/90	5/1/01	26.80%	-1.64%	9.73%	-4.32%

AIT Money Market Fund	4/29/85	1/4/99	-0.01%	2.74%	3.56%	2.71%

AIT Select Capital Appreciation Fund	4/28/95	1/4/99	38.59%	6.86%	12.00%	7.08%

AIT Select Growth Fund	8/21/92	1/4/99	25.28%	-6.73%	6.31%	-6.56%

AIT Select International Equity Fund	5/2/94	1/4/99	26.75%	-1.42%	4.56%	-1.87%

AIT Select Investment Grade Income Fund	4/29/85	1/4/99	2.48%	4.87%	5.04%	4.92%

AIT Select Value Opportunity Fund	4/30/93	1/4/99	37.32%	9.27%	10.73%	9.33%

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund	5/1/98	5/1/01	25.66%	0.65%	0.31%	-6.58%

Alliance Variable Products Series Fund, Inc. (Class B)

AllianceBernstein Growth and Income Portfolio	1/14/91	5/1/01	31.12%	4.53%	11.97%	-2.30%

AllianceBernstein Premier Growth Portfolio	6/26/92	5/1/01	22.38%	-5.76%	9.20%	-11.55%

Fidelity Variable Insurance Products Fund

Fidelity VIP Equity-Income Portfolio	10/9/86	1/4/99	29.29%	2.69%	9.91%	2.79%

Fidelity VIP Growth Portfolio	10/9/86	1/4/99	31.79%	-2.08%	8.75%	-2.07%

Fidelity VIP High Income Portfolio	9/19/85	1/4/99	26.25%	-1.32%	3.31%	-1.38%

Franklin Templeton Variable Insurance Products Trust (Class 2)

FT VIP Franklin Small Cap Fund	11/1/95	5/1/01	36.15%	5.94%	8.84%	-3.96%

FT VIP Mutual Shares Securities Fund	11/8/96	5/1/01	24.15%	7.86%	8.15%	2.64%

INVESCO Variable Investment Funds, Inc.

INVESCO VIF Health Sciences Fund	5/22/97	5/1/01	26.76%	2.11%	8.63%	-1.12%

Janus Aspen Series (Service Shares)

Janus Aspen Growth Portfolio	9/13/93	5/1/01	30.44%	-2.53%	7.87%	-10.30%

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio	3/31/94	1/4/99	29.48%	-2.71%	2.74%	-3.19%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Inheiritage (AFLIAC)

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Select Inheiritage sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

			Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust

AIT Equity Index Fund	9/28/90	9/19/94	26.36%	-1.99%	9.34%	9.86%

AIT Money Market Fund	4/29/85	5/26/94	-0.36%	2.45%	3.24%	3.29%

AIT Select Capital Appreciation Fund	4/28/95	4/28/95	38.11%	6.48%	11.61%	11.61%

AIT Select Growth Fund	8/21/92	5/19/94	24.83%	-7.06%	5.94%	6.60%

AIT Select International Equity Fund	5/2/94	5/3/94	26.30%	-1.76%	4.20%	4.20%

AIT Select Investment Grade Income Fund	4/29/85	1/21/97	2.12%	4.51%	4.71%	5.25%

AIT Select Value Opportunity Fund	4/30/93	6/1/94	36.84%	8.89%	10.34%	11.43%

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund	5/1/98	5/1/01	25.22%	0.30%	-0.04%	-6.91%

Alliance Variable Products Series Fund, Inc. (Class B)

AllianceBernstein Growth and Income Portfolio	1/14/91	5/1/01	30.66%	4.17%	11.58%	-2.64%

AllianceBernstein Premier Growth Portfolio	6/26/92	5/1/01	21.95%	-6.08%	8.82%	-11.85%

Fidelity Variable Insurance Products Fund

Fidelity VIP Equity-Income Portfolio	10/9/86	4/29/94	28.83%	2.28%	9.59%	9.88%

Fidelity VIP Growth Portfolio	10/9/86	5/11/94	31.32%	-2.46%	8.35%	9.47%

Fidelity VIP High Income Portfolio	9/19/85	5/12/94	25.80%	-1.66%	2.85%	3.14%

Franklin Templeton Variable Insurance Products Trust (Class 2)

FT VIP Franklin Small Cap Fund	11/1/95	5/1/01	35.67%	5.57%	8.46%	-4.30%

FT VIP Mutual Shares Securities Fund	11/8/96	5/1/01	23.71%	7.48%	7.77%	2.27%

INVESCO Variable Investment Funds, Inc.

INVESCO VIF Health Sciences Fund	5/22/97	5/1/01	26.31%	1.75%	8.25%	-1.46%

Janus Aspen Series (Service Shares)

Janus Aspen Growth Portfolio	9/13/93	5/1/01	29.98%	-2.87%	7.50%	-10.62%

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio	3/31/94	6/30/95	29.02%	-3.03%	2.38%	2.23%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Inheiritage (FAFLIC)

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Select Inheiritage sub-accounts of FAFLIC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

			Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust

AIT Equity Index Fund	9/28/90	10/19/95	26.36%	-1.99%	9.34%	8.08%

AIT Money Market Fund	4/29/85	11/20/95	-0.36%	2.45%	3.23%	3.14%

AIT Select Capital Appreciation Fund	4/28/95	4/28/95	38.11%	6.48%	11.61%	11.61%

AIT Select Growth Fund	8/21/92	8/28/95	24.83%	-7.06%	5.94%	4.82%

AIT Select International Equity Fund	5/2/94	5/3/94	26.30%	-1.76%	4.20%	4.21%

AIT Select Investment Grade Income Fund	4/29/85	9/11/98	2.12%	4.51%	4.67%	4.35%

AIT Select Value Opportunity Fund	4/30/93	9/17/95	36.84%	8.89%	10.34%	11.73%

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund	5/1/98	5/1/01	25.22%	0.30%	-0.04%	-6.91%

Alliance Variable Products Series Fund, Inc. (Class B)

AllianceBernstein Growth and Income Portfolio	1/14/91	5/1/01	30.67%	4.17%	11.58%	-2.64%

AllianceBernstein Premier Growth Portfolio	6/26/92	5/1/01	21.94%	-6.09%	8.82%	-11.86%

Fidelity Variable Insurance Products Fund

Fidelity VIP Equity-Income Portfolio	10/9/86	8/28/95	28.83%	2.28%	9.59%	8.27%

Fidelity VIP Growth Portfolio	10/9/86	8/28/95	31.32%	-2.46%	8.35%	6.34%

Fidelity VIP High Income Portfolio	9/19/85	12/4/95	25.80%	-1.66%	2.84%	1.75%

Franklin Templeton Variable Insurance Products Trust (Class 2)

FT VIP Franklin Small Cap Fund	11/1/95	5/1/01	35.67%	5.57%	8.46%	-4.31%

FT VIP Mutual Shares Securities Fund	11/8/96	5/1/01	23.71%	7.48%	7.77%	2.27%

INVESCO Variable Investment Funds, Inc.

INVESCO VIF Health Sciences Fund	5/22/97	5/1/01	26.32%	1.75%	8.25%	-1.47%

Janus Aspen Series (Service Shares)

Janus Aspen Growth Portfolio	9/13/93	5/1/01	29.98%	-2.87%	7.49%	-10.62%

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio	3/31/94	8/28/95	29.02%	-3.03%	2.39%	1.90%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select SPL (AFLIAC)

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Select SPL sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

			Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust

AIT Equity Index Fund	9/28/90	5/1/01	26.68%	-1.83%	9.46%	-4.41%

AIT Money Market Fund	4/29/85	11/2/98	-0.11%	2.71%	3.49%	2.76%

AIT Select Capital Appreciation Fund	4/28/95	11/2/98	38.45%	6.75%	11.89%	9.31%

AIT Select Growth Fund	8/21/92	11/2/98	25.17%	-6.83%	6.21%	-3.65%

AIT Select International Equity Fund	5/2/94	11/2/98	26.62%	-1.52%	4.46%	0.05%

AIT Select Investment Grade Income Fund	4/29/85	11/2/98	2.38%	4.77%	4.94%	4.90%

AIT Select Value Opportunity Fund	4/30/93	11/2/98	37.18%	9.17%	10.62%	9.42%

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund	5/1/98	5/1/01	25.54%	0.45%	0.10%	-6.67%

Alliance Variable Products Series Fund, Inc. (Class B)

AllianceBernstein Growth and Income Portfolio	1/14/91	5/1/01	30.99%	4.33%	11.69%	-2.39%

AllianceBernstein Premier Growth Portfolio	6/26/92	5/1/01	22.26%	-5.94%	8.93%	-11.63%

Fidelity Variable Insurance Products Fund

Fidelity VIP Equity-Income Portfolio	10/9/86	11/2/98	29.16%	2.54%	9.87%	3.68%

Fidelity VIP Growth Portfolio	10/9/86	11/2/98	31.65%	-2.21%	8.62%	0.44%

Fidelity VIP High Income Portfolio	9/19/85	11/2/98	26.12%	-1.41%	3.10%	-0.16%

Franklin Templeton Variable Insurance Products Trust (Class 2)

FT VIP Franklin Small Cap Fund	11/1/95	5/1/01	36.01%	5.73%	8.58%	-4.06%

FT VIP Mutual Shares Securities Fund	11/8/96	5/1/01	24.02%	7.65%	7.91%	2.53%

INVESCO Variable Investment Funds, Inc.

INVESCO VIF Health Sciences Fund	5/22/97	5/1/01	26.63%	1.91%	8.39%	-1.22%

Janus Aspen Series (Service Shares)

Janus Aspen Growth Portfolio	9/13/93	5/1/01	30.31%	-2.72%	7.61%	-10.39%

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio	3/31/94	11/2/98	29.35%	-2.78%	2.65%	-1.64%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select SPL (FAFLIC)

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Select SPL sub-accounts of FAFLIC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

			Without Surrender and Monthly Policy Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust

AIT Equity Index Fund	9/28/90	5/1/01	26.68%	-1.83%	9.46%	-4.41%

AIT Money Market Fund	4/29/85	5/1/01	-0.11%	2.62%	3.34%	0.89%

AIT Select Capital Appreciation Fund	4/28/95	5/1/01	38.46%	6.65%	11.73%	2.43%

AIT Select Growth Fund	8/21/92	5/1/01	25.16%	-6.91%	6.05%	-9.72%

AIT Select International Equity Fund	5/2/94	5/1/01	26.62%	-1.61%	4.31%	-5.55%

AIT Select Investment Grade Income Fund	4/29/85	5/1/01	2.38%	4.62%	5.20%	5.34%

AIT Select Value Opportunity Fund	4/30/93	5/1/01	37.18%	9.07%	10.46%	6.44%

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund	5/1/98	5/1/01	25.54%	0.45%	0.10%	-6.67%

Alliance Variable Products Series Fund, Inc. (Class B)

AllianceBernstein Growth and Income Portfolio	1/14/91	5/1/01	30.99%	4.33%	11.69%	-2.39%

AllianceBernstein Premier Growth Portfolio	6/26/92	5/1/01	22.26%	-5.94%	8.93%	-11.63%

Fidelity Variable Insurance Products Fund

Fidelity VIP Equity-Income Portfolio	10/9/86	5/1/01	29.16%	2.44%	9.71%	0.04%

Fidelity VIP Growth Portfolio	10/9/86	5/1/01	31.65%	-2.30%	8.46%	-8.23%

Fidelity VIP High Income Portfolio	9/19/85	5/1/01	26.12%	-1.51%	2.95%	6.12%

Franklin Templeton Variable Insurance Products Trust (Class 2)

FT VIP Franklin Small Cap Fund	11/1/95	5/1/01	36.01%	5.73%	8.58%	-4.06%

FT VIP Mutual Shares Securities Fund	11/8/96	5/1/01	24.02%	7.65%	7.91%	2.53%

INVESCO Variable Investment Funds, Inc.

INVESCO VIF Health Sciences Fund	5/22/97	5/1/01	26.63%	1.91%	8.39%	-1.22%

Janus Aspen Series (Service Shares)

Janus Aspen Growth Portfolio	9/13/93	5/1/01	30.31%	-2.72%	7.61%	-10.39%

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio	3/31/94	5/1/01	29.35%	-2.87%	2.50%	-4.99%

Returns in the column designated as “Life of Fund” assume an investment in the underlying funds listed above on the date of inception of each fund. Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Variable Life Insurance Product Information

Allmerica Select Life and Allmerica Select Inheiritage

Product Description

These policies are individual and joint survivorship flexible premium variable life insurance policies with Death Benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Payment Schedule

The Policies are flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. You may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

Cash Value Access

You may make partial withdrawals, borrow up to the loan value of your policy or surrender the policy for its Surrender Value. Loans and withdrawals will reduce the Policy Value and Death Benefit.

Fixed Account Information

You may allocate part or all of your policy value to the Fixed Account. The Fixed Account is a part of our General Account. We guarantee amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest we will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

Death Benefit

The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the policy is in effect. If the policy was issued as a Second-to-Die policy, the Death Benefit will be paid on the death of the last surviving insured. The Death Benefit is the Surrender Value of the policy after the final premium payment date.

Charges and Fees

The following is a brief description of the Charges and Fees associated with the policies. Please see the prospectus for a detailed description of the specific charges that apply to your policy.

Surrender Charges: These policies provide for a contingent surrender charge which will be deducted if you request a full surrender of the policy or a decrease in face amount during a surrender charge period.

Insurance Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of policy and underwriting class.

Transfers: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge; subsequent transfers may be charged up to a $25 fee per transfer.

Charges Against the Assets of the Separate Account: The Company assesses each sub-account with a charge for mortality and expense risks assumed by the Company and a charge for administrative expenses of the separate account.

State and Local Premium Tax Charge: A charge for state and local premium taxes (if any) is deducted from each premium payment. The premium tax charge may vary based on the insured’s residence. An additional up-front sales load (premium expense charge) may apply. The levels of fees and expenses vary among the funds.

Monthly Administration Charge: A monthly charge is assessed against the policy to cover administration of the policy.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

Variable Life Insurance Product Information

Allmerica Select SPL

Product Description

This contract is a modified single premium life insurance contract with Death Benefits, Contract Value, and other features traditionally associated with life insurance. The Contract is variable because the Contract Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Payment Schedule

This Contract requires a single payment on or before the Date of Issue. Additional payments may be made under certain circumstances.

Cash Value Access

The Contract Owner may make partial withdrawals, borrow up to the loan value of your contract or surrender the contract for its Surrender Value. A withdrawal reduces the Death Benefit by the same percentage that the amount withdrawn reduces Contract Value. Loans and withdrawals may be taxable and would be subject to a 10% tax penalty prior to age 59 1/2 .

Fixed Account Information

The Contract Owner may allocate part or all of your contract value to the Fixed Account. The Fixed Account is a part of the General Account. The Company guarantees amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest the Company will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

Death Benefit

The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the contract is in effect. If the contract was issued as a Second-to-Die policy, the Death Benefit will be paid on the death of the last surviving insured.

Charges and Fees

The following is a brief description of the Charges and Fees associated with the contracts. Please see the prospectus for a detailed description of the specific charges that apply to your contract.

Surrender Charges: These contracts provide for a contingent surrender charge which will be deducted if the Contract Owner requests a full surrender of the contract or a partial withdrawal within ten contract years from the Date of Issue. This charge begins at 10% of the amount that exceeds the free 10% withdrawal amount and decreased to 0% by the tenth contract year.

Insurance Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of contract and underwriting class.

Transfers: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge; subsequent transfers may be charged up to a $25 fee per transfer.

Charges Against the Assets of the Separate Account: The Company assesses each sub-account with a charge of 0.90% on an annual basis for mortality and expense risks assumed by the Company and a charge of 0.20% on an annual basis for administrative expenses of the separate contract.

Distribution Fee: This fee applies for the first ten contract years only, a charge of 0.90% is assessed on an annual basis for distribution expenses.

Federal and State Payment Tax Charge: This charge is for the first contract year only, a charge of 1.50% is assessed on an annual basis for federal, state and local taxes.

Monthly Administration Charge: A monthly charge is assessed against the contract to cover administration of the contract.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

If you would like to request additional copies of this report, please call 1-800-366-1492.

Allmerica Select Variable Products are issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in NY)

and offered by VeraVest Investments, Inc., member NASD/SIPC.

[GRAPHIC]

THE ALLMERICA FINANCIAL COMPANIES

The Hanover Insurance Company • Citizens Insurance Company of America • Citizens Management Inc.

Opus Investment Management, Inc. • AMGRO, Inc. • Financial Profiles, Inc.

First Allmerica Financial Life Insurance Company • Allmerica Financial Life Insurance and Annuity Company (all states except NY)

440 Lincoln Street, Worcester, Massachusetts 01653

AS-337 (12/03)